FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments
Schedule of derivative financial instruments

CAN dollar
average
	exchange rate	Notional	Notional
	per one U.S.	amount sold	amount bought
Maturity	dollar

Less than 1 year	1.3056	$165.6	US$	126.8

(i)	Cross-currency interest rate swaps

Hedged item	Hedging instrument
					CAN dollar
				Annual interest	exchange rate on
				rate on notional	interest and
	Period	Notional		amount in CAN	capital payments
	covered	amount		dollars	per one U.S. dollar
5.000% Senior Notes due 2022	2014 to 2022	US$	543,125	6.01%	0.9983
5.000% Senior Notes due 2022	2012 to 2022	US$	256,875	5.81%	1.0016
5.375% Senior Notes due 2024	2014 to 2024	US$	158,605	Bankers’ acceptance 3 months + 2.67%	1.1034
5.375% Senior Notes due 2024	2017 to 2024	US$	441,395	5.62%	1.1039
5.125% Senior Notes due 2027	2017 to 2027	US$	600,000	4.82%	1.3407
US$ drawing on revolver facility	2018 to 2019	US$	160.0	Bankers' acceptance 1 month + 0.42%	1.3417

Schedule of carrying value and fair value of long-term debt and derivative financial instruments

	2018		2017
Asset (liability)	Carrying value	Fair value	Carrying value	Fair value

Long-term debt[1]	$(4,244,396)	$(4,210,800)	$(3,294,557)	$(3,492,100)
Derivative financial instruments[2]
Foreign exchange forward contracts[3]	6,749	6,749	(4,502)	(4,502)
Cross-currency interest rate swaps[3]	458,241	458,241	263,530	263,530
[1]	The carrying value of long-term debt excludes adjustments to record changes in the fair value of long-term debt related to hedged interest rate risk and financing fees.
[2]

The fair value of derivative financial instruments designated as cash flow hedges is a net asset position of $418.6 million as of December 31, 2018 ($227.0 million as of December 31, 2017) and the fair value of derivative financial instruments designated as fair value hedges is an asset position of $46.4 million ($32.0 million in 2017).

[3]	The value of foreign exchange forward contracts entered into to lock-in the value of existing hedging positions is netted from the value of the offset financial instruments.

Schedule of allowance for doubtful accounts

	2018	2017

Balance at beginning of the year	$13,954	$19,351
Changes in expected credit losses charged to income	17,595	19,977
Write-off	(17,504)	(25,374)
Balance at the end of the year	$14,045	$13,954

Schedule of maturities of financial instruments included capital repayment and interest on long-term debt and obligations related to derivative instruments, less estimated future

		Less than			5 years
	Total	1 year	1-3 years	3-5 years	or more

Bank indebtness	$8,301	$8,301	$—	$—	$—
Accounts payable and accrued charges	592,970	592,970	—	—	—
Amounts payable to affiliated corporations	41,506	41,506	—	—	—
Long-term debt[1]	4,244,396	—	—	1,832,956	2,411,440
Interest payments[2]	1,104,999	148,177	384,578	330,568	241,676
Derivative financial instruments[3]	(461,215)	—	—	(291,459)	(169,756)
Total	$5,530,957	$790,954	$384,578	$1,872,065	$2,483,360
[1]	The carrying value of long-term debt excludes adjustments to record changes in the fair value of long-term debt related to hedged interest rate risk and financing fees.
[2]	Estimate of interest payable on long-term debt, based on interest rates, hedging of interest rates and hedging of foreign exchange rates as of December 31, 2018.
[3]	Estimated future receipts, net of future disbursements, on derivative financial instruments related to foreign exchange hedging.

Schedule of capital structure

	2018	2017
		(restated, note 1(b))
Bank indebtedness	$8,301	$—
Long-term debt	4,219,598	3,270,330
Derivative financial instruments	(464,990)	(259,028)
Cash and cash equivalents	(1,052)	(815,848)
Net liabilities	3,761,857	2,195,454
Equity	$(133,546)	$1,936,017

Foreign currency risk
Disclosure of detailed information about financial instruments
Schedule of estimated sensitivity on income and on other comprehensive income, before income tax

		Other
		comprehensive
Increase (decrease)	Income	income

Increase of $0.10	$1,307	$26,706
Decrease of $0.10	(1,307)	(26,706)

Interest rate risk
Disclosure of detailed information about financial instruments
Schedule of estimated sensitivity on income and on other comprehensive income, before income tax

		Other
		comprehensive
Increase (decrease)	Income	income

Increase of 100 basis points	$(2,051)	$(14,851)
Decrease of 100 basis points	2,051	14,851